UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7486

Nuveen Maryland Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Premium Income Municipal Fund (NMY)
	August 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 4.2% (2.9% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$ 540	5.000%, 9/01/16 – SYNCORA GTY Insured	No Opt. Call	BB+	$ 567,518
200	5.250%, 9/01/19 – SYNCORA GTY Insured	9/16 at 100.00	BB+	210,114
120	5.250%, 9/01/25 – SYNCORA GTY Insured	9/16 at 100.00	BB+	123,571
350	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	BB+	359,513
100	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	BB+	100,974
11,830	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	11,987,339
1,000	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba2	1,024,100
	5.875%, 9/01/39
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,371,480
	Center, Series 2006A, 5.000%, 12/01/31
16,140	Total Consumer Discretionary			15,744,609
	Consumer Staples – 7.5% (5.1% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
3,245	5.250%, 6/01/32	6/17 at 100.00	B+	3,170,657
2,665	5.625%, 6/01/47	6/17 at 100.00	B+	2,378,486
155,700	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BB–	11,219,742
	0.000%, 5/15/50
	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,
	Series 2002:
7,665	5.375%, 5/15/33	11/12 at 100.00	BBB+	7,664,847
3,270	5.500%, 5/15/39	11/12 at 100.00	BBB	3,269,869
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	11/12 at 100.00	A3	721,120
	Bonds, Series 2001, 5.000%, 5/15/31
173,345	Total Consumer Staples			28,424,721
	Education and Civic Organizations – 13.4% (9.1% of Total Investments)
2,375	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BB+	2,379,631
	Series 2006, 5.625%, 9/01/38
3,020	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	3,096,164
	Series 2004, 5.250%, 4/01/34
1,750	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	11/12 at 100.00	BBB–	1,750,805
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
2,875	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	2,952,740
	Series 2004, 5.125%, 7/01/34
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/22 at 100.00	A–	791,357
	Series 2012A, 5.000%, 7/01/34
3,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	No Opt. Call	AA+	4,018,075
	University, Trust 1003, 13.647%, 1/01/13 (IF)
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/16 at 100.00	Baa1	3,687,215
	College of Art, Series 2006, 5.000%, 6/01/30
1,130	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	1,196,670
	College of Art, Series 2007, 5.000%, 6/01/36
745	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB	783,658
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
2,100	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	2,202,396
	High School, Series 2005A, 6.000%, 5/01/35
	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts
	Center Project, Series 2005A:
1,300	5.000%, 5/01/18	5/15 at 100.00	AA	1,422,850
1,365	5.000%, 5/01/19	5/15 at 100.00	AA	1,485,352
615	5.000%, 5/01/20	5/15 at 100.00	AA	665,246
625	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/22 at 100.00	Aa3	738,038
	Auxiliary Facilities, Series 2012, 5.000%, 7/01/29 (WI/DD, Settling 9/11/12)
9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic	No Opt. Call	Aa3	11,582,309
	Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured
2,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Refunding Series 2012A,	No Opt. Call	AA+	2,033,400
	3.000%, 4/01/13
3,135	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	10/16 at 100.00	AA+	3,613,715
	5.000%, 10/01/22
265	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/23	6/16 at 100.00	Baa2	273,904
1,145	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/19	6/16 at 100.00	Baa2	1,206,372
	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006:
2,000	5.000%, 11/01/31	11/16 at 100.00	BBB+	2,077,900
2,750	4.500%, 11/01/36	11/16 at 100.00	BBB+	2,760,725
46,175	Total Education and Civic Organizations			50,718,522
	Health Care – 27.4% (18.7% of Total Investments)
500	Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives, Series 2006A,	9/16 at 100.00	AA	563,380
	5.000%, 9/01/36
1,115	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community	7/20 at 100.00	Baa3	1,208,760
	Hospital, Refunding Series 2010, 5.750%, 7/01/38
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist
	Healthcare, Series 2011A:
1,350	6.250%, 1/01/31	1/22 at 100.00	Baa2	1,574,262
375	6.125%, 1/01/36	1/22 at 100.00	Baa2	428,370
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	2,682,825
	Health System, Series 2010, 5.000%, 7/01/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel
	Medical Center, Series 1998:
1,000	5.125%, 7/01/28 – AGM Insured	1/13 at 100.00	AA–	1,001,560
2,000	5.125%, 7/01/33 – AGM Insured	1/13 at 100.00	AA–	2,002,500
3,075	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A	3,166,850
	Hospital, Series 2004, 5.500%, 7/01/36
2,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital	7/16 at 100.00	A3	2,643,789
	Center, Series 2006, 5.000%, 7/01/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital
	Center, Series 2012A:
1,000	4.000%, 7/01/30	7/22 at 100.00	A3	1,027,410
1,275	5.000%, 7/01/37	7/22 at 100.00	A3	1,398,956
4,755	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	N/R	4,668,411
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
4,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	4,138,614
	Hospital, Series 2007A, 5.000%, 7/01/29
3,100	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	11/12 at 100.00	Baa1	3,102,511
	Hospital, Series 2002, 5.125%, 7/01/35
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	Health System Obligated Group Issue, Series 2011A:
500	5.000%, 5/15/25	5/21 at 100.00	AA–	591,860
500	5.000%, 5/15/26	5/21 at 100.00	AA–	592,975
4,225	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	1/13 at 100.00	A+	4,239,914
	System, Series 1998A, 5.375%, 7/01/15
6,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	6,864,804
	Institute, Series 2003, 5.500%, 7/01/33
2,735	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA–	2,978,661
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/21 at 100.00	A	1,177,270
	System, Series 2011, 6.000%, 7/01/41
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University	No Opt. Call	A	1,430,400
	Maryland, Series 2012A, 5.000%, 10/01/39
4,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	4,310,415
	Series 2004, 5.375%, 8/15/24
7,720	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AA+	8,607,800
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
2,300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/22 at 100.00	BBB	2,527,562
	Cente, Series 2011, 5.000%, 7/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
2,375	5.000%, 7/01/37	7/17 at 100.00	BBB	2,474,608
2,905	5.500%, 7/01/42	7/17 at 100.00	BBB	3,080,869
3,950	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	4,170,094
	Medical Center, Series 2006, 5.000%, 7/01/36
4,450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins	5/20 at 100.00	AA–	4,927,263
	Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of
	Cecil County, Series 2005:
1,000	5.000%, 7/01/35	7/15 at 100.00	A	1,033,120
1,500	5.000%, 7/01/40	7/15 at 100.00	A	1,543,980
4,105	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/19 at 100.00	A	4,492,758
	Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/13 at 100.00	A	1,021,380
	Maryland Medical System, Series 2004B, 5.000%, 7/01/24 – AMBAC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of
	Maryland Medical System, Series 2006:
700	5.000%, 7/01/31	7/16 at 100.00	A	734,377
1,325	5.000%, 7/01/36	7/16 at 100.00	A	1,382,359
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County
	Hospital, Series 2008:
6,575	5.750%, 1/01/38	1/18 at 100.00	BBB	7,016,577
1,950	6.000%, 1/01/43	1/18 at 100.00	BBB	2,105,883
95	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	BBB	100,258
	Health, Series 2006A, 5.000%, 7/01/34 – NPFG Insured
775	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds,	1/13 at 101.00	Baa2	786,726
	Adventist Healthcare, Series 2003A, 5.750%, 1/01/25
	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
3,605	5.375%, 7/01/14	1/13 at 100.00	B3	3,604,892
2,595	5.300%, 7/01/24	1/13 at 100.00	B3	2,498,985
98,630	Total Health Care			103,903,988
	Housing/Multifamily – 5.8% (4.0% of Total Investments)
2,060	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens	1/20 at 102.00	AA+	2,300,134
	Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory put 1/01/27)
2,500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%,	1/13 at 100.00	Aa2	2,502,150
	7/01/41 (Alternative Minimum Tax)
980	Maryland Community Development Administration, Housing Revenue Bonds, Series 2002B, 4.950%,	11/12 at 100.00	Aa2	980,823
	7/01/32 (Alternative Minimum Tax)
3,145	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Waters	12/12 at 100.00	Aaa	3,148,617
	Towers Senior Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)
2,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/12 at 100.00	Aaa	2,112,427
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,
	University of Maryland – Baltimore, Series 2003A:
50	5.000%, 10/01/15	10/13 at 100.00	B3	46,807
3,460	5.625%, 10/01/23	10/13 at 100.00	B3	2,832,218
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt
	University Village, Series 2001:
20	5.875%, 7/01/21 – ACA Insured	7/13 at 100.00	N/R	20,049
1,950	6.000%, 7/01/33 – ACA Insured	7/13 at 100.00	N/R	1,950,273
2,615	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AA–	2,700,014
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
235	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily	1/13 at 100.00	Aa2	235,848
	Housing Revenue Bonds, Series 1995A, 5.900%, 7/01/15
405	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	1/13 at 100.00	Aaa	405,733
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue
	Refunding Bonds, Overlook Apartments, Series 1995A:
1,110	5.700%, 12/20/15	12/12 at 100.00	AA+	1,113,985
1,670	5.750%, 12/20/19	12/12 at 100.00	AA+	1,674,826
22,310	Total Housing/Multifamily			22,023,904
	Housing/Single Family – 10.5% (7.2% of Total Investments)
6,220	Maryland Community Development Administration Department of Housing and Community Development,	9/18 at 100.00	Aa2	6,713,495
	Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39
3,000	Maryland Community Development Administration Department of Housing and Community Development,	9/18 at 100.00	Aa2	3,146,700
	Residential Revenue Bonds, Series 2009B, 4.750%, 9/01/39
2,150	Maryland Community Development Administration Department of Housing and Community Development,	3/20 at 100.00	Aa2	2,379,878
	Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35
5,425	Maryland Community Development Administration, Department of Housing and Community	9/14 at 100.00	AA	5,510,879
	Development, Residential Revenue Bonds, Series 2005E, 4.900%, 9/01/36 (Alternative
	Minimum Tax) (UB)
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2006:
1,800	4.750%, 9/01/25 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	1,864,692
7,500	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	AA	7,816,350
2,345	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	2,431,697
4,075	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	AA	4,242,645
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2007:
1,500	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	1,585,126
2,820	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	2,903,190
75	Maryland Community Develppment Administration, Department of Housing and Community	No Opt. Call	Aa2	75,000
	Development, Residential Revenue Bonds, Series 2007G, 3.950%, 9/01/12
810	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001H,	3/13 at 100.00	Aa2	810,907
	5.350%, 9/01/32 (Alternative Minimum Tax)
260	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage	6/13 at 100.00	Aaa	261,812
	Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
37,980	Total Housing/Single Family			39,742,371
	Industrials – 2.7% (1.8% of Total Investments)
5,895	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	6,446,772
	Facilities Project, Series 2010A, 5.750%, 6/01/35
3,340	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	BBB	3,612,310
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
9,235	Total Industrials			10,059,082
	Long-Term Care – 5.5% (3.8% of Total Investments)
5,215	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	A–	5,369,051
2,050	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	BBB–	2,271,154
	Series 2009B, 6.000%, 1/01/23
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown
	Community Issue, Series 2010:
1,585	6.125%, 1/01/30	1/21 at 100.00	A	1,835,589
5,000	6.250%, 1/01/45	1/21 at 100.00	A	5,757,750
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	1,034,500
	2006A, 5.400%, 1/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
780	5.000%, 1/01/17	No Opt. Call	N/R	795,155
1,460	5.250%, 1/01/27	1/17 at 100.00	N/R	1,431,092
2,480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	2,543,885
	Retirement Community, Series 2007, 4.750%, 7/01/34
19,570	Total Long-Term Care			21,038,176
	Tax Obligation/General – 12.0% (8.3% of Total Investments)
	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006:
2,540	5.000%, 3/01/13	No Opt. Call	AAA	2,601,443
1,565	5.000%, 3/01/21	3/16 at 100.00	AAA	1,776,369
685	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AAA	790,113
1,000	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,044,360
	2004, 5.000%, 8/01/13
	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A:
1,000	5.000%, 10/15/29	10/21 at 100.00	Aa2	1,192,420
1,200	5.000%, 10/15/30	10/21 at 100.00	Aa2	1,423,404
1,540	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A,	10/14 at 100.00	Aa2	1,677,938
	5.000%, 10/15/22 – AMBAC Insured
150	Calvert County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds,	No Opt. Call	AAA	155,031
	Series 2003, 4.000%, 7/15/13
545	Carroll County, Maryland, Consolidated Public Improvement Bonds, Refunding Series 2011,	No Opt. Call	AAA	546,695
	2.000%, 11/01/12
1,680	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AAA	1,928,388
	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds,
	Series 2006:
2,145	5.000%, 3/01/14	No Opt. Call	Aa1	2,298,968
805	5.000%, 3/01/16	No Opt. Call	Aa1	933,027
1,910	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	2,162,903
4,000	Harford County, Maryland, General Obligation Bonds,Consolidated Public Improvement Series	No Opt. Call	Aaa	4,162,720
	2009, 5.000%, 7/01/13
2,305	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AAA	2,445,421
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
2,330	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2003A,	No Opt. Call	AAA	2,389,508
	5.250%, 3/01/13
1,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2010B,	No Opt. Call	AAA	1,090,520
	5.000%, 8/01/14
1,315	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds,	No Opt. Call	AAA	1,373,333
	Refunding Series 2010A, 5.000%, 8/01/13
5,850	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	6,615,356
	2005A, 5.000%, 7/01/15
2,800	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	3,262,532
	2006A, 5.000%, 5/01/16
2,225	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	Baa1	2,475,891
	NPFG Insured
2,155	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%,	No Opt. Call	Baa1	2,397,998
	7/01/20 – NPFG Insured
1,000	St. Mary’s County, Maryland, General Obligation Hospital Bonds, Series 2002, 5.000%, 10/01/12	No Opt. Call	AA+	1,004,080
41,745	Total Tax Obligation/General			45,748,418
	Tax Obligation/Limited – 26.2% (17.9% of Total Investments)
865	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North	7/18 at 102.00	N/R	937,444
	Project, Series 2010, 6.100%, 7/01/40
385	Baltimore County, Maryland, Certificates of Participation, Equipment Acquisition Program,	No Opt. Call	AA+	412,809
	Series 2012, 4.000%, 10/01/14
	Baltimore County, Maryland, Certificates of Participation, Health and Social Services Building
	Project, Series 2001:
1,580	5.000%, 8/01/20	8/13 at 100.00	AA+	1,593,762
1,660	5.000%, 8/01/21	8/13 at 100.00	AA+	1,674,459
120	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%,	3/13 at 100.00	BBB	120,372
	9/01/19 – NPFG Insured
300	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005,	9/15 at 101.00	N/R	306,141
	5.500%, 9/01/34
	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation
	Bonds, Series 2001A:
119	5.600%, 7/01/20 – RAAI Insured	1/13 at 100.00	N/R	119,596
450	5.700%, 7/01/29 – RAAI Insured	1/13 at 100.00	N/R	451,112
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority,
	Series 2010A:
5,150	5.000%, 7/01/30	7/20 at 100.00	A–	5,691,729
2,305	5.000%, 7/01/40	7/20 at 100.00	A–	2,481,863
1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,129,340
2,050	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	2,086,429
	5.750%, 7/01/34
11,750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	13,763,010
	5.500%, 2/01/16
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AAA	1,032,470
	5.000%, 5/01/13
820	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square	9/12 at 100.00	AA+	823,264
	Parking Garage, Series 2002A, 5.000%, 9/15/13
2,935	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Wayne Avenue	9/12 at 100.00	AA+	2,946,623
	Parking Project, Series 2002A, 5.250%, 9/15/16
	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center
	Facilities, Series 2003:
1,465	5.000%, 6/15/21	6/13 at 100.00	AA+	1,515,308
1,620	5.000%, 6/15/23	6/13 at 100.00	AA+	1,675,631
1,700	5.000%, 6/15/24	6/13 at 100.00	AA+	1,755,913
1,675	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District,	7/14 at 100.00	A+	1,694,748
	Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured
3,000	Prince George’s County, Maryland, Certificates of Participation, Equipment Acquisition	No Opt. Call	AA+	3,163,740
	Program, Series 2012, 3.000%, 10/15/14
740	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series	6/13 at 100.00	AA+	767,750
	2003A, 5.000%, 6/30/14 – NPFG Insured
4,650	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	4,759,508
	2005, 5.200%, 7/01/34
1,414	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	1,416,064
	2005, 5.250%, 7/01/35
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%,	No Opt. Call	Baa1	1,074,250
	7/01/35 – NPFG Insured
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
1,100	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa1	1,219,834
7,025	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	7,526,726
1,850	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa1	1,987,955
1,000	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,	7/13 at 100.00	Baa2	1,036,790
	Series 2003, 5.250%, 7/01/15 – FGIC Insured
1,530	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	219,800
	0.000%, 7/01/44 – AMBAC Insured
5,605	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	BBB+	6,284,887
	5.500%, 7/01/26 – AMBAC Insured
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	11/12 at 100.00	AA–	2,105,124
525	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds,	7/14 at 100.00	Baa1	542,714
	Series 2004I, 5.250%, 7/01/33
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
970	0.000%, 8/01/32	8/26 at 100.00	A+	1,004,532
1,500	5.750%, 8/01/37	8/19 at 100.00	A+	1,674,945
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2010A:
1,425	5.375%, 8/01/39	2/20 at 100.00	A+	1,525,548
200	5.500%, 8/01/42	2/20 at 100.00	A+	216,216
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,583,599
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
7,000	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	AA–	1,520,890
8,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	1,643,760
210	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	29,761
12,140	0.000%, 8/01/56	No Opt. Call	AA–	960,395
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA:
520	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A3	591,666
2,350	5.300%, 7/01/35	7/20 at 100.00	A3	2,439,018
800	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB,	No Opt. Call	AA–	933,712
	5.250%, 7/01/22 – AGM Insured
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2007CC:
765	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	A3	853,220
1,200	5.500%, 7/01/30	No Opt. Call	A3	1,320,324
2,300	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA–	2,811,405
1,180	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/12 at 100.00	BBB+	1,183,965
	6.375%, 10/01/19
1,645	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,787,539
	Lien Series 2010B, 5.250%, 10/01/29
117,003	Total Tax Obligation/Limited			99,397,660
	Transportation – 5.5% (3.8% of Total Investments)
1,060	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A, 5.250%,	No Opt. Call	A1	1,190,868
	7/01/17 – FGIC Insured
265	Guam International Airport Authority, Revenue Bonds, Series 2003A, 5.250%, 10/01/21 –	10/13 at 100.00	BBB	270,411
	NPFG Insured
725	Guam International Airport Authority, Revenue Bonds, Series 2003B, 5.250%, 10/01/19 –	10/13 at 100.00	BBB	741,769
	NPFG Insured
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
1,300	5.000%, 7/01/27 – AMBAC Insured	1/13 at 100.00	N/R	1,301,430
1,000	5.000%, 7/01/34 – AMBAC Insured	1/13 at 100.00	N/R	1,000,690
750	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	1/15 at 100.00	N/R	816,645
	Johns Hopkins Medical Institution, Series 2004B, 5.000%, 7/01/15 – AMBAC Insured
460	Maryland Health and Higher Educational Facilities Authority, Parking Revenue Bonds, Johns	11/12 at 100.00	A	460,800
	Hopkins Medical Institutions Parking Facilities, Series 1996, 5.500%, 7/01/26 – AMBAC Insured
2,000	Maryland Transportation Authority, Revenue Bonds, Grant Anticiapation Series 2008,	No Opt. Call	AAA	2,338,700
	5.250%, 3/01/16
10,110	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AA–	11,553,101
	2007, 5.000%, 7/01/30 – AGM Insured (UB)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
20	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/12 at 100.00	BBB	20,007
70	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/12 at 100.00	BBB	70,018
2,075	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/12 at 100.00	N/R	1,301,523
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (4)
19,835	Total Transportation			21,065,962
	U.S. Guaranteed – 17.0% (11.6% of Total Investments) (5)
2,030	Anne Arundel County, Maryland, General Obligation Bonds, Series 2004, 5.000%, 4/01/16	4/14 at 100.00	AAA	2,182,778
	(Pre-refunded 4/01/14)
1,530	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,	5/13 at 100.00	AA+ (5)	1,579,052
	Series 2003A, 5.000%, 5/01/15 (Pre-refunded 5/01/13)
3,015	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AA (5)	3,763,112
	FGIC Insured (ETM)
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AA (5)	2,568,540
	7/01/24 – FGIC Insured (ETM)
1,500	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31	7/16 at 100.00	AA (5)	1,765,035
	(Pre-refunded 7/01/16) – AMBAC Insured
	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds,
	Series 2006:
40	5.000%, 3/01/14 (ETM)	No Opt. Call	Aa1 (5)	42,844
15	5.000%, 3/01/16 (ETM)	No Opt. Call	Aa1 (5)	17,412
510	Gaithersburg, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Shady	No Opt. Call	Aa3 (5)	510,000
	Grove Adventist Hospital, Series 1995, 6.500%, 9/01/12 – AGM Insured (ETM)
	Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds,
	Series 2004B:
1,625	5.000%, 8/15/17 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	1,736,459
1,180	5.000%, 8/15/19 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	1,260,936
750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	5/14 at 100.00	AAA	808,665
	5.000%, 5/01/15 (Pre-refunded 5/01/14)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,
	Series 1997:
1,545	5.000%, 7/01/17 – AMBAC Insured (ETM)	No Opt. Call	N/R (5)	1,722,830
3,200	5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R (5)	4,030,080
3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County	11/12 at 100.00	N/R (5)	3,502,156
	General Hospital, Series 1993, 5.500%, 7/01/25 (ETM)
3,875	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	N/R (5)	4,208,715
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	4/13 at 101.00	AA+ (5)	1,043,450
	Retirement Community, Series 2003A, 6.000%, 4/01/35 (Pre-refunded 4/01/13)
885	Maryland National Capital Park Planning Commission, Prince George’s County, General	1/14 at 100.00	Aaa	941,684
	Obligation Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
	(Pre-refunded 1/15/14)
1,555	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	1,771,440
	Projects, First Series 1978, 6.800%, 7/01/16 – AMBAC Insured (ETM)
1,670	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2003,	8/13 at 100.00	AAA	1,743,564
	5.000%, 8/01/15 (Pre-refunded 8/01/13)
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	9/12 at 100.00	Aa3 (5)	500,655
	Auxiliary Facilities, Series 2001, 4.900%, 7/01/21 (Pre-refunded 9/11/12) – FGIC Insured
	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and
	Auxiliary Facilities, Series 2003A:
500	5.000%, 7/01/20 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	Aa3 (5)	519,820
1,000	5.000%, 7/01/32 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	Aa3 (5)	1,039,640
4,860	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue	11/12 at 100.00	N/R (5)	4,905,733
	Bonds, Fairview and Hillside Projects, Series 2002A, 4.700%, 11/20/22 (Pre-refunded 11/20/12)
5,770	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	10/13 at 100.00	AAA	6,070,502
	Series 2003A, 5.000%, 10/01/18 (Pre-refunded 10/01/13)
1,315	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA+	1,392,085
	5.000%, 12/01/19 (Pre-refunded 12/01/13)
1,100	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,353,660
	5.125%, 6/01/24 – AMBAC Insured (ETM)
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	1,196,980
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
2,380	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (5)	3,049,446
	5.500%, 7/01/19 – NPFG Insured (ETM)
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,
	Sewerage Disposal Bonds, Series 2005:
4,500	5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	5,073,075
1,235	5.000%, 6/01/23 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,392,277
1,235	5.000%, 6/01/24 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,392,277
1,235	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,392,277
57,680	Total U.S. Guaranteed			64,477,179
	Utilities – 4.7% (3.2% of Total Investments)
1,000	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – NPFG Insured	10/12 at 100.00	BBB	1,000,250
5,750	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	11/12 at 100.00	N/R	5,782,775
	7.400%, 9/01/19 (Alternative Minimum Tax)
155	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002LL, 5.500%, 7/01/17 –	No Opt. Call	BBB+	176,457
	NPFG Insured
2,015	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004OO, 5.000%, 7/01/13 –	No Opt. Call	AA–	2,084,699
	CIFG Insured
3,600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 –	7/14 at 100.00	BBB+	3,802,392
	FGIC Insured
1,570	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	BBB+	1,694,784
	FGIC Insured
1,040	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	BBB+	1,082,234
1,225	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.250%,	No Opt. Call	BBB+	1,343,872
	7/01/15 – NPFG Insured
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	7/17 at 100.00	Baa3	774,265
	2007A, 5.000%, 7/01/24
17,085	Total Utilities			17,741,728
	Water and Sewer – 3.8% (2.6% of Total Investments)
2,690	Baltimore, Maryland, Revenue Refunding Bonds, Wastewater Projects, Series 2002A, 5.125%,	11/12 at 100.00	AA	2,698,850
	7/01/42 – NPFG Insured
1,045	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AA	1,250,238
	7/01/24 – FGIC Insured
2,570	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	2,870,202
	AMBAC Insured
3,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	3,428,220
	AMBAC Insured
2,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	2,310,818
1,645	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	1,871,383
	2005A, 5.000%, 9/01/15
12,950	Total Water and Sewer			14,429,711
$ 689,683	Total Investments (cost $514,714,248) – 146.2%			554,516,031
	Floating Rate Obligations – (5.8)%			(21,995,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (43.8)% (6)			(166,144,000)
	Other Assets Less Liabilities – 3.4%			12,980,302
	Net Assets Applicable to Common Shares – 100%			$ 379,357,333

Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

     Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
     Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
     Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$554,516,031	$—	$554,516,031

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2012, the cost of investments was $493,354,782.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2012, were as follows:

Gross unrealized:
Appreciation	$42,916,486
Depreciation	(3,750,125)
Net unrealized appreciation (depreciation) of investments	$39,166,361

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.0%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2012